Operating expenses - Expenses by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Subcontracting costs	€ (25,396)	€ (41,193)		€ (42,327)
Cost of supplies and consumable materials	(3,632)	(3,208)		(3,819)
Personnel expenses other than share-based compensation	(25,469)	(22,638)		(19,121)
Share-based compensation	(2,475)	(3,826)		(2,707)
Personnel expenses	(27,944)	(26,464)		(21,827)
Non-scientific advisory and consulting	(9,417)	(8,655)		(5,301)
Leasing and maintenance	(2,281)	(1,872)		(1,968)
Travel expenses and meeting attendance	(839)	(1,754)		(992)
Marketing, communication and public relations	(516)	(629)		(518)
Scientific advisory and consulting	(945)	(223)		(349)
Other purchases and external expenses	(2,053)	(814)		(311)
Depreciation and amortization	(13,283)	(16,530)		(7,402)
Intellectual property expenses	(1,733)	(1,585)		(1,381)
Other income and (expenses), net	(1,820)	(1,719)		(1,502)
Impairment of intangible assets	(43,529)	0	[1]	0
Operating expenses	(133,388)	(104,647)	[1]	(87,697)
Operating expenses
Statement Line Items [Line Items]
Impairment of intangible assets		0
Operating expenses | R&D
Statement Line Items [Line Items]
Subcontracting costs	(24,355)	(41,193)		(42,327)
Cost of supplies and consumable materials	(3,638)	(3,208)		(3,819)
Personnel expenses other than share-based compensation	(14,394)	(14,891)		(13,520)
Share-based compensation	(836)	(1,001)		(706)
Personnel expenses	(15,230)	(15,892)		(14,226)
Non-scientific advisory and consulting	(342)	272		0
Leasing and maintenance	(579)	(846)		(887)
Travel expenses and meeting attendance	(151)	(709)		(564)
Marketing, communication and public relations	(96)	(95)		(119)
Scientific advisory and consulting	(945)	(223)		(349)
Other purchases and external expenses	(46)	(57)		26
Depreciation and amortization	(12,006)	(15,518)		(6,709)
Intellectual property expenses	(882)	(653)		(294)
Other income and (expenses), net	(343)	(177)		(287)
Impairment of intangible assets	0	0		0
Operating expenses	(58,613)	(78,844)		(69,555)
Operating expenses | SG&A
Statement Line Items [Line Items]
Subcontracting costs	1,041	0		0
Cost of supplies and consumable materials	(6)	0		0
Personnel expenses other than share-based compensation	(11,075)	(7,747)		(5,601)
Share-based compensation	(1,639)	(2,825)		(2,000)
Personnel expenses	(12,714)	(10,572)		(7,601)
Non-scientific advisory and consulting	(9,075)	(8,384)		(5,301)
Leasing and maintenance	(1,702)	(1,026)		(1,081)
Travel expenses and meeting attendance	(688)	(1,044)		(428)
Marketing, communication and public relations	(420)	(534)		(399)
Scientific advisory and consulting	0	0		0
Other purchases and external expenses	(2,007)	(757)		(337)
Depreciation and amortization	(1,277)	(1,013)		(693)
Intellectual property expenses	(851)	(932)		1,087
Other income and (expenses), net	(1,477)	(1,542)		(1,215)
Impairment of intangible assets	0			0
Operating expenses	(31,246)	€ (25,803)		€ (18,142)
Impairment
Statement Line Items [Line Items]
Subcontracting costs	0
Cost of supplies and consumable materials	0
Personnel expenses other than share-based compensation	0
Share-based compensation	0
Personnel expenses	0
Non-scientific advisory and consulting	0
Leasing and maintenance	0
Travel expenses and meeting attendance	0
Marketing, communication and public relations	0
Scientific advisory and consulting	0
Other purchases and external expenses	0
Depreciation and amortization	0
Intellectual property expenses	0
Other income and (expenses), net	0
Impairment of intangible assets	(43,529)
Operating expenses	€ (43,529)

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.